Note 8 - Notes Payable, Related Parties	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
(8)           Notes payable, related parties

The notes payable, related parties consist of the following at December 31, 2012 and 2011:

	2012	2011

Notes payable, unsecured, payable to HealthTronics, Inc., a shareholder of the Company	$5,372,743	$5,372,743
Less current portion	-	-
Non-current portion	$5,372,743	$5,372,743

The notes payable, related parties were issued in conjunction with the Company’s purchase of the orthopedic division of HealthTronics, Inc. on August 1, 2005.  The notes payable, related parties bear interest at 6% per annum.  Quarterly interest through June 30, 2010, was accrued and added to the principal balance.  Interest is paid quarterly in arrears beginning September 30, 2010.  All remaining unpaid accrued interest and principal is due August 1, 2015.  Accrued interest currently payable totaled $81,864 at December 31, 2012 and 2011.  Accrued interest not payable until August 1, 2015 totaled $1,372,743 at December 31, 2012 and 2011, and is included in the balance above.

Maturities on notes payable, related parties are as follows:

Years ending December 31,	Amount

2013	$-
2014	-
2015	5,372,743
Total	$5,372,743

On April 4, 2011, the Company amended the terms of outstanding notes with Prides Capital Fund I, LP and NightWatch Capital Partners II, LP such that the unpaid principal and interest balance on the notes, totaling $4,413,908, was cancelled in consideration of the issuance of 1,358,126 shares of common stock of the Company.  In addition, the Company, in connection with this transaction, issued to the noteholders warrants to purchase an aggregate of 679,064 shares of common stock at an exercise price of $4.00 per share.  In accordance with ASC 470, “Debt”, in April 2011, the Company recorded a loss from extinguishment of debt of $1,318,781, which was the difference between the estimated fair value of the common stock and warrants on the date of exchange of $9,330,326 and the fair value of the notes (assuming the conversion feature was exercised by the noteholders) of $8,011,545.

Interest expense on notes payable, related parties totaled $324,768 and $490,273 for the years ended December 31, 2012 and 2011, respectively.